Employee compensation and benefits - Fair value of plan assets by asset classes (Details) - Pension Plan - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Principal plan
Disclosure of fair value of plan assets [line items]
Plan assets, at fair value	$ 42,505	$ 37,874
– equities	268	662
– bonds	36,198	31,699
– derivatives	1,973	2,052
– other	4,066	3,461
Principal plan | HSBC Bank plc
Disclosure of fair value of plan assets [line items]
Plan assets, at fair value	973	1,183
– equities	0	0
– bonds	0	0
– derivatives	973	1,183
– other	0	0
Other plans
Disclosure of fair value of plan assets [line items]
Plan assets, at fair value	10,485	9,693
– equities	1,484	2,065
– bonds	7,624	6,608
– derivatives	(57)	0
– other	1,434	1,020
Other plans | HSBC Bank plc
Disclosure of fair value of plan assets [line items]
Plan assets, at fair value	54	239
– equities	3	2
– bonds	10	8
– derivatives	0	0
– other	41	229
Quoted market price in active market | Principal plan
Disclosure of fair value of plan assets [line items]
Plan assets, at fair value	37,689	33,921
– equities	7	312
– bonds	35,479	31,699
– derivatives	0	0
– other	2,203	1,910
Quoted market price in active market | Other plans
Disclosure of fair value of plan assets [line items]
Plan assets, at fair value	9,512	8,702
– equities	1,069	1,455
– bonds	7,143	6,376
– derivatives	0	0
– other	1,300	871
No quoted market price in active market | Principal plan
Disclosure of fair value of plan assets [line items]
Plan assets, at fair value	4,816	3,953
– equities	261	350
– bonds	719	0
– derivatives	1,973	2,052
– other	1,863	1,551
No quoted market price in active market | Other plans
Disclosure of fair value of plan assets [line items]
Plan assets, at fair value	973	991
– equities	415	610
– bonds	481	232
– derivatives	(57)	0
– other	$ 134	$ 149